Fair Value of Financial Instruments - Schedule of changes in fair value of warrant liabilities (Details) - Warrant Liabilities [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair value at the beginning	$ 13,277
Private placement warrants and public warrants	0
Exercised warrants	0
Change in fair value	(12,392)
Fair value at the ending	$ 885